WITHHOLDING TAXES PAYABLE	12 Months Ended
Jan. 31, 2022
Withholding Taxes Payable
WITHHOLDING TAXES PAYABLE

11. WITHHOLDING TAXES PAYABLE

On July 31, 2020, the Company reclassified $146,237 in Chilean withholding taxes payable from current liabilities to long-term liabilities. As at January 31, 2022, and 2021, the Company had $151,907 and $149,387 in Chilean withholding taxes payable, respectively.